Accounts payable for business acquired (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business combinations
Beginning balance		$ 28,103	$ 40,256
Exchange rate changes		973	(220)
Interest		1,909	1,901
Reversal		(391)
Escrow deposit			145
Payment		(17,900)	(15,418)
Translation to presentation currency		(2,783)	1,439
Ending balance		9,911	28,103
Current		6,522	2,761	$ 14,709
Non-current		3,389	25,342	$ 25,547
Ntersol
Business combinations
Beginning balance		15,388	15,707
Exchange rate changes		0	0
Interest		612	1,367
Escrow deposit			0
Payment		(16,007)	(1,710)
Translation to presentation currency		$ 7	$ 24
Effective interest rate p.a.		4.01%	4.79%
Maturity		2024	2024
Ending balance		$ 0	$ 15,388
Somo
Business combinations
Beginning balance		4,142	16,055
Exchange rate changes		973	(220)
Interest		579	(340)
Reversal		(391)
Escrow deposit			145
Payment		0	(12,232)
Translation to presentation currency		$ (1,039)	$ 734
Effective interest rate p.a.		3.75%	5.25%
Maturity		2025	2025
Ending balance		$ 4,264	$ 4,142
Dextra
Business combinations
Beginning balance	[1]	6,889	6,551
Exchange rate changes	[1]	0	0
Interest	[1]	615	688
Reversal	[1]	0
Escrow deposit	[1]		0
Payment	[1]	(1,195)	(874)
Translation to presentation currency	[1]	$ (1,460)	$ 524
Effective interest rate p.a.	[1]	12.15%	11.65%
Maturity	[1]	2027	2027
Ending balance	[1]	$ 4,849	$ 6,889
Box
Business combinations
Beginning balance	[1]	1,684	1,943
Exchange rate changes	[1]	0	0
Interest	[1]	103	186
Reversal	[1]	0
Escrow deposit	[1]		0
Payment	[1]	(698)	(602)
Translation to presentation currency	[1]	$ (291)	$ 157
Effective interest rate p.a.	[1]	12.15%	11.65%
Maturity	[1]	2027	2027
Ending balance	[1]	$ 798	$ 1,684

[1]	Subsidiaries merged into CI&T Brazil.